Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001655099
Document Type	N-CSR
Entity Registrant Name	BROOKFIELD REAL ASSETS INCOME FUND INC.
Document Period End Date	Dec. 31, 2025
Amendment Flag	false